LOANS - PROPERTY AND EQUIPMENT	3 Months Ended	12 Months Ended
	Sep. 30, 2021	Jun. 30, 2021
Loans - Property And Equipment
LOANS - PROPERTY AND EQUIPMENT

NOTE 11.	LOANS - PROPERTY AND EQUIPMENT

As of September 30, 2021, Brigadier had an outstanding principal balance of CD$485,171 (approx. US$380,678 translated as of September 30, 2021) due to Bank of Montreal related to the purchase of its Saskatoon office land and building. The Consolidated Balance Sheets as of September 30, 2021 and June 30, 2021 reflect the amount of the principal balance which is due within twelve months as a current liability of US$14,840 and a long-term liability of US$365,838. Interest on the mortgage loan for the three months ended September 30, 2021 and September 30, 2020 was US$4,048 and US$3,963, respectively.

NOTE 11.	LOANS - PROPERTY AND EQUIPMENT

As of June 30, 2021, Brigadier had an outstanding principal balance of CD$489,738 (approx. US$394,898 translated as of June 30, 2021) due to Bank of Montreal related to the purchase of its Saskatoon office land and building. The Consolidated Balance Sheets as of June 30, 2021 and June 30, 2020 reflect the amount of the principal balance which is due within twelve months as a current liability of US$15,094 and a long term liability of US$379,804. Interest on the mortgage loan for the year ended June 30, 2021 and 2020 was US$16,078 and US$15,986, respectively.